Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

In the opinion of Management, the accompanying unaudited condensed consolidated financial statements are prepared in accordance with instructions for Form 10-Q, include all adjustments (consisting only of normal recurring accruals) which we considered as necessary for a fair presentation of the results for the periods presented. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed consolidated financial statements be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2020. The results of operations for the six months ended June 30, 2021 are  not necessarily indicative of the results to be expected for future periods or the full year.

The condensed consolidated financial statements include the accounts of Ipsidy Inc. and its wholly-owned subsidiaries MultiPay S.A.S., ID Global LATAM, IDGS S.A.S., ID Solutions, Inc., FIN Holdings Inc., Ipsidy Enterprises Limited, Cards Plus Pty Ltd. and Ipsidy Peru S.A.C. (collectively the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation.

Reverse Stock Split

At the Annual Meeting of stockholders of the Company held on March 22, 2021, the stockholders approved an amendment to our certificate of incorporation to effect a reverse stock split at a ratio not less than 1-for-2 and not greater than 1-for-50, with the exact ratio to be set within that range at the discretion of our board of directors before December 31, 2021

On June 14, 2021 (the “Effective Time”), the Company completed a 1-for-30 reverse stock split of its Common Stock, as previously authorized at the Annual Meeting. Pursuant to the reverse stock split, at the Effective Time, every 30 issued shares of Common Stock were automatically combined into one share of Common Stock without any change in the par value per share.

The par value of the Company’s Common Stock was unchanged at $0.0001 per share after the reverse stock split. As a result, on the effective date of the reverse stock split, the stated capital on the Company’s balance sheet attributable to Common Stock was reduced proportionately based on the reverse stock split ratio of 1-for-30 and the additional paid-in capital account was credited with the amount by which the stated capital was reduced.

After the reverse stock split, net income or loss per share, and other per share amounts were adjusted because there are fewer shares of the Company’s Common Stock outstanding.

The financial statements, net income or loss per share and other per share amounts for periods ending before the reverse stock split were recast to give retroactive effect to the reverse stock split.

Going Concern

As of June 30, 2021, the Company had an accumulated deficit of approximately $103.8 million. For the six months ended June 30, 2021 the Company earned revenue of approximately $1.2 million and incurred a loss from operations of approximately $5.5 million.

The reports of our independent registered public accounting firm on our consolidated financial statements for the years ended December 31, 2020 and 2019 contained an explanatory paragraph regarding our ability to continue as a going concern based upon our net losses.

These unaudited condensed consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next fiscal year. The continuation of the Company as a going concern is dependent upon financial support from the Company’s current shareholders, the ability of the Company to obtain additional financing to continue operations, the Company’s ability to generate sufficient cash flows from operations, successfully locating and negotiating with other business entities for potential acquisition and /or acquiring new clients to generate revenues and cash flows.

On June 28, 2021, the Company filed a Registration Statement on Form S-1 and a preliminary prospectus for an underwritten public offering of its Common Stock to be undertaken by ThinkEquity, a division of Fordham Financial Management, Inc. On July 16, 2021, the Company filed an Amendment to such Form S-1, indicating that, based on an assumed offering price of $11.03 per share, the Company was intending to offer approximately 1.8 million shares, for an aggregate offering price of approximately $20 million (before expenses). The Registration Statement also indicates that the Company has applied for its shares to be admitted to listing on the Nasdaq Capital Market under the symbol “AUID”. There is no assurance that such public offering will be completed, for the amount proposes, or at all, nor that the Company’s Common Stock will be admitted for listing to the Nasdaq market.

There is no assurance that the Company will ever be profitable or be able to secure funding or generate sufficient revenues to sustain operations. As such, there is substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Covid-19

A novel strain of coronavirus (“Covid-19”) emerged globally in December 2019 and has been declared a pandemic. The extent to which Covid-19 will impact our customers, business, results and financial condition will depend on current and future developments, which are highly uncertain and cannot be predicted at this time. The Company’s day-to-day operations have been impacted differently depending on geographic location and services that are being performed. The Cards Plus business located in South Africa has had limitations on its operations as they are following the guidance and requirements of the South African government. Our operations in the United States and Colombia have suffered less immediate impact as most staff can work remotely and can continue to develop our product offerings.

That said we have seen our business opportunities develop more slowly as business partners and potential customers are dealing with Covid-19 issues, working remotely and these issues are causing delays in decision making and finalization of negotiations and agreements.

Net Loss per Common Share

The Company computes net loss per share in accordance with FASB ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible notes and stock warrants, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options, warrants and conversion of convertible notes. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the three   and six months ended June 30, 2021 and 2020 because their effect was antidilutive:

Security	2021	2020
Convertible notes payable	117,529	1,182,557
Warrants	1,411,308	1,581,774
Stock options	9,167,642	3,660,778
	10,696,479	6,425,109

Inventories

Inventory of plastic/ID cards, digital printing material, which are held by Cards Plus Pty Ltd., are at the lower of cost (using the average method) or market. The Plastic/ID cards and digital printing material are used to provide plastic loyal ID and other types of cards. Inventories of kiosks held by IDGS S.A.S are stated at the lower of cost (using the first-in, first-out method) or net realizable value

Inventories at June 30, 2021 and December 31, 2020 consist of cards inventory. As of June 30, 2021 and December 31, 2020, the Company recorded an inventory valuation allowance of approximately $27,000 and $18,000 to reflect net realizable value of the cards inventory.

Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

Revenue Recognition

Cards Plus – The Company recognizes revenue for the design and production of cards at the point in time when products are shipped, or services have been performed due to the short term nature of the contracts. Additionally, the cards produced by the Company have no alternative use and the Company has an enforceable right to payment for work performed should the contract be cancelled. As of June 30, 2021 and December 31, 2020, Cards Plus had approximately $22,000 and $88,000, respectively, of contract liability from payments received in advance that will be earned in future periods.

Payment Processing – The Company recognizes revenue for variable fees generated for payment processing solutions that are earned on a usage fee over time based on monthly transaction volumes or on a monthly flat fee rate. Additionally, the Company also sells certain equipment from time to time for which revenue is recognized upon delivery to the customer.

Identity Solutions Software – The Company recognizes revenue based on the identified performance obligations over the performance period for fixed consideration and for variable fees generated that are earned on a usage fee based over time based on monthly transaction volumes or on a monthly flat fee rate. The Company had a contract liability of approximately $439,000 and $150,000 as of June 30, 2021 and December 31, 2020   relating to certain revenue that will be earned in future periods. The majority of the $150,000 of deferred revenue contract liability as of December 31, 2020 was earned in the first quarter of fiscal year 2021. As of June 30, 2021, the majority of the deferred revenue contract liability of $439,000 will be recognized in the ensuing three quarters. We have allocated the selling price in the contract to one customer; the contract has multiple performance obligations based on the contract selling price that we believe represents a standalone selling price for the service rendered.

All contracts are reviewed for their respective performance obligations and related revenue and expense recognition implications. Certain of the revenues are derived from identity services that could include multiple performance obligations. A performance obligation is defined as a promise to provide a “distinct” good or service to a customer. The Company has determined that one possible treatment under U.S. GAAP is that these services will represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. Further, the Company has determined that the performance obligation to provide account access and facilitate transactions should meet the criteria for the “as invoiced” practical expedient, in that the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date. As a result, the Company anticipates it may recognize revenue in the amount to which the Company has a right to invoice, based on completed performance at the relevant date. Additionally, the contracts could include implementation services, or support on an “as needed” basis and we will review each contract and determine whether such performance obligations are separate and distinct and apply the new standard accordingly to the revenue and expense derived from or related to each such service.

Revenue related to direct financing leases is outside the scope of Topic 606 and is recognized over the term of the lease using the effective interest method.

NOTE 1 – DESCRIPTION OF BUSINESS AMD SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ipsidy Inc. (“Ipsidy” or the “Company”) was incorporated on September 21, 2011 under the laws of the State of Delaware. Ipsidy is a provider of an Identity as a Service (IDaaS) platform that delivers a suite of secure, mobile, biometric identity solutions. The Company provides its biometric identification services to government and private sector organizations and businesses, seeking to authenticate and manage identities for a variety of security purposes, including issuing identity cards, exercise of rights such as voting in elections and controlling access to digital and physical environments. The Company’s platform supporting internally developed software as well as acquired and licensed technology is intended to provide solutions for multi modal biometric matching, multi-factor out of band identity and transaction authentication, and electronic transactions.

Going Concern

As of December 31, 2020, the Company had an accumulated deficit of approximately $98.2 million. For the year ended December 31, 2020, the Company earned revenue of approximately $2.1 million and incurred a loss from operations of approximately $9.0 million.

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next fiscal year. The continuation of the Company as a going concern is dependent upon financial support from the Company’s current shareholders, the ability of the Company to obtain additional equity financing to continue operations, the Company’s ability to generate sufficient cash flows from operations, successfully locating and negotiating with other business entities for potential acquisition and /or acquiring new clients to generate revenues and cash flows. As there can be no assurance that the Company will be able to achieve positive cash flows (become profitable) and raise sufficient capital to maintain operations there is substantial doubt about the Company’s ability to continue as a going concern.

Covid-19

A novel strain of coronavirus (“Covid-19”) emerged globally in December 2019 and has been declared a pandemic. The extent to which Covid-19 will impact our customers, business, results and financial condition will depend on current and future developments, which are highly uncertain and cannot be predicted at this time. The Company’s day-to-day operations beginning March 2020 have been impacted differently depending on geographic location and services that are being performed. The Cards Plus business located in South Africa did not have any operations in April 2020 and has had limitations on its operations starting in May 2020, as the Company is following the guidance and requirements of the South African government. Our operations in the United States and Colombia have suffered less immediate impact as most staff can work remotely and can continue to develop our product offerings.

That said, we have seen our business opportunities develop more slowly as business partners and potential customers are dealing with Covid-19 issues, working remotely and these issues are causing delays in decision making and finalization of negotiations and agreements. However, the level of inquiries about our services has increased during the last quarter of 2020, as our products are designed to serve an increasingly mobile economy and workforce.

Basis of Consolidation

The consolidated financial statements include the accounts of Ipsidy Inc. and its wholly-owned subsidiaries Innovation in Motion Inc. MultiPay S.A.S., ID Global LATAM, IDGS S.A.S., ID Solutions, Inc., FIN Holdings, Inc., Cards Plus Pty Ltd., Ipsidy Perú S.A.C., and Ipsidy Enterprises Limited (collectively, the “Company”). All significant intercompany balances and transactions have been eliminated in consolidation.

The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements. Such consolidated financial statements and accompanying notes are the representations of the Company’s management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America (“US GAAP”) in all material respects and have been consistently applied in preparing the accompanying consolidated financial statements.

Use of Estimates

In preparing these consolidated financial statements in conformity with US GAAP, management is required to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant estimates and assumptions included in our consolidated financial statements relate to the realizability of accounts receivable and inventory, valuation of long-lived assets, accruals for potential liabilities, and valuation assumptions related to derivative liabilities, equity instruments and share based payments.

Revenue Recognition

Cards Plus – The Company recognizes revenue for the design and production of cards at the point in time when products are shipped, or services have been performed due to the short term nature of the contracts. Additionally, the cards produced by the Company have no alternative use and the Company has an enforceable right to payment for work performed should the contract be cancelled. As of December 31, 2020, and December 31, 2019, Cards Plus had approximately $87,000 and $88,000, respectively, of contract liability from payments received in advance that will be earned in future periods.

Payment Processing – The Company recognizes revenue for variable fees generated for payment processing solutions that are earned on a usage fee over time based on monthly transaction volumes or on a monthly flat fee rate. Additionally, the Company also sells certain equipment from time to time for which revenue is recognized at a point in time the equipment is delivered to the customer.

Identity Solutions Software – The Company recognizes revenue based on the identified performance obligations over the performance period for fixed consideration and for variable fees generated that are earned on a usage fee based over time based on monthly transaction volumes or on a monthly flat fee rate. The Company had a contract liability of approximately $150,000 and $137,000 as of December 31, 2020 and 2019 for certain revenue that will be earned in future periods. The majority of the $150,000 of deferred revenue contract liability as of December 31, 2020 will be earned in the first quarter of fiscal year 2021. As of December 31, 2019, the majority of the deferred revenue contract liability was recognized in the quarter ended March 31, 2020. We have allocated the selling price in the contract to one customer which has multiple performance obligations based on the contract selling price that we believe represents a standalone selling price for the service rendered.

All contracts are reviewed for their respective performance obligations and related revenue and expense recognition implications. Certain of the revenues are derived from identity services that could include multiple performance obligations. A performance obligation is defined as a promise to provide a “distinct” good or service to a customer. The Company has determined that one possible treatment under U.S. GAAP is that these services will represent a stand-ready series of distinct daily services that are substantially the same, with the same pattern of transfer to the customer. Further, the Company has determined that the performance obligation to provide account access and facilitate transactions should meet the criteria for the “as invoiced” practical expedient, in that the Company has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date. As a result, the Company anticipates it may recognize revenue in the amount to which the Company has a right to invoice, based on completed performance at the relevant date. Additionally, the contracts could include implementation services, or support on an “as needed” basis and we will review each contract and determine whether such performance obligations are separate and distinct and apply the new standard accordingly to the revenue and expense derived from or related to each such service.

During the year ended December 31, 2020, the Company had revenues from operations in North America, South America and Africa of $0.6 million, $0.3 million and $1.2 million, respectively, compared to $0.6 million, $0.5 million, $1.5 million, respectively, in the year ended December 31, 2019.

Additionally, the Company will capitalize the incremental costs of acquiring and fulfilling a contract with a customer if the Company expects to recover those costs. The incremental costs of acquiring and fulfilling a contract are those that the Company incurs to acquire and fulfill a contract with a customer that it would not have incurred if the contract had not been acquired (for example, a sales commission or specific incremental costs associated with the contract).

The Company capitalizes the costs incurred to acquire and fulfill a contract only if those costs meet all the following criteria:

a.	The costs relate directly to a contract or to an anticipated contract that the Company can specifically identify.

b.	The costs generate or enhance resources of the Company that will be used in satisfying (or in continuing to satisfy) performance obligations in the future.

c.	The costs are expected to be recovered.

The Company will capitalize contract acquisition and fulfillment costs related to signing or renewing contracts that meet the above criteria, which will be classified as contract cost assets in the Company’s Consolidated Balance Sheets.

Contract cost assets will be amortized using the straight-line method over the expected period of benefit beginning at the time revenue begins to be realized. The amortization of contract fulfillment cost assets associated with facilitating transactions will be recorded as cost of services in the Company’s Consolidated Statements of Operations. The amortization of contract acquisition cost assets associated with sales commissions that qualify for capitalization will be recorded as selling, general and administrative expense in the Company’s Consolidated Statements of Operations.

As of December 31, 2020, the Company did not have any deferred contract costs or fees payable. As of December 31, 2019, the company had approximately $5,000 of accounts payable and accrued expenses related to the delivery of biometric identity system and services which was delivered in February 2020.

Financing revenue related to direct financing leases is outside the scope of Topic 606 and is recognized over the term of the lease using the effective interest method. The Company leases kiosks to one customer that has meet the criteria for a financing lease. The revenue associated with the leased kiosks is expected to be recognized through April 2026.

Accounts Receivable

All customers are granted credit on a short-term basis and related credit risks are considered minimal. The Company routinely reviews its trade receivables and makes provisions for probable doubtful accounts; however, those provisions are estimates and actual results could differ from those estimates and those differences may be material. Trade receivables are deemed uncollectible and removed from accounts receivable and the allowance for doubtful accounts when collection efforts have been exhausted. At December 31, 2020 and 2019, management determined no allowance for doubtful accounts was required.

Inventories

Inventory of plastic/ID cards, digital printing material, which are held by Cards Plus Pty Ltd., are at the lower of cost (using the average method) or market. The Plastic/ID cards and digital printing material are used to provide plastic loyal ID and other types of cards. Inventories of kiosks held by IDGS S.A.S are stated at the lower of cost (using the first-in, first-out method) or net realizable value. The kiosks provide electronic ticketing for transit systems.

Inventories at December 31, 2020 consist of cards inventory and inventories at December 31, 2019 consist of cards inventory and kiosks that have not been placed into service. As of December 31, 2020, the Company recorded an inventory valuation allowance of approximately $18,000 to reflect net realizable value of the cards inventory.

As of December 31, 2019, the Company had an inventory valuation allowance for kiosks of $236,000 that are being held for sale and $18,000 for the cards inventory.

Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

Concentration of Credit Risk

The Company’s financial instruments that potentially expose the Company to a concentration of credit risk consist of cash and accounts receivable.

Cash: The Company’s cash is deposited at financial institutions and cash balances held in United States (“US”) bank accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At various times during the year, the Company may have exceeded amounts insured by the FDIC. At December 31, 2020, the Company had approximately $3,231,000 in funds in the United States which were in excess of the insured amounts by the FDIC. For the Company’s foreign subsidiaries, no amounts are insured. At December 31, 2020, the Company held approximately $11,000, $70,000, $189,000, and $9,000 in cash maintained in Peruvian, Colombian, African, and British Banks, respectively.

2020 Revenues and accounts receivable: For the year ended December 31, 2020, 27% of consolidated revenues were derived from one customer who is a US customer and is substantially all of the US based income. Additionally, for the year ended December 31, 2020, 55%, and 16% of the consolidated revenues were from Cards Plus (Africa) and the Colombian operations, respectively. Revenue for approximately 87% of the Colombian operations were derived from two customers. As of December 31, 2020, accounts receivable related to Cards Plus (Africa) amounted to 90% of the accounts receivable. The US operations represented 9% of the accounts receivable and the balance of 1% was from the Colombian operations, respectively.

2019 Revenues and accounts receivable: For the year ended December 31, 2020, 25% of consolidated revenues were derived from one customer who is a US customer and is substantially all of the US based income. Additionally, for the year ended December 31, 2020, 57%, 5% and 18% of the consolidated revenues were from Cards Plus (Africa), Zimbabwe Election Commission (US provided services), and the Colombian operations, respectively. Revenue for approximately 89% of the Colombian operations were derived from four customers. As of December 31, 2020, accounts receivable related to Cards Plus (Africa), amounted to 70% of the accounts receivable, Colombia operations represented 26% of the accounts receivable operations and the balance of 4% was from US operations, respectively.

Income Taxes

The Company accounts for income taxes under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes.” Under the asset and liability method of FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under FASB ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period the enactment occurs. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

Leases

All leases are classified at the inception as direct finance leases or operating leases based on whether the lease transfers substantially all the risks and rewards of ownership. Leases that transfer to the leasee substantially all of the risks and rewards incidental to ownership of the asset are classified as direct finance leases.

The Company, effective January 1, 2019 adopted the provisions of Topic 842. The Company uses the practical expedients available under Topic 842 which allows Ipsidy to run off existing leases, as initially classified as operating or financing, and classify new leases after implementation under the new standard as the business evolves.

The practical expedients elected by the Company allows the Company not to reassess our prior conclusions about lease identification, lease classification and initial direct costs. Furthermore, Company elected the short-term lease recognition exemption for leases with a term of 12 or less months which are not reasonably certain of exercising any available renewal options that would extend past 12 months. Additionally, we will continue to account for the executory costs of the direct financing lease as previously concluded and the initial direct costs were not considered significant.

The Company has operating leases principally for offices and some of the leases have renewal options. Management evaluates each lease independently to determine the purpose, necessity to its future operations in addition to other appropriate facts and circumstances.

The adoption of Topic 842 as of January 1, 2019 impacted our balance sheet by the recognition of the operating lease right-of-use assets and the liability for operating leases. The accounting for finance leases (capital leases) was substantially unchanged. Accordingly, leases that were classified as operating leases under the previous guidance were classified as operating leases under Topic 842. The lease liability is based on the present value of the remaining lease payments, discounted using a market based incremental borrowing rate as the effective date of January 1, 2019 using current estimates as to lease term including estimated renewals for each operating lease. As of January 1, 2019, the Company recorded an adjustment of approximately $514,000 to operating lease right-of-use assets (“ROU”) and the related lease liability. See Note 12 for further information with respect to leases.

See Notes 8, 11, 12 and 13 to Condensed Consolidated Financial Statements for additional information.

Property and Equipment, net

Property and equipment consist of furniture and fixtures and computer equipment and are stated at cost. Property and equipment are depreciated using the straight-line method over the estimated useful service lives of three to five years. Maintenance and repairs are expensed as incurred and improvements are capitalized. Gains or losses on the disposition of property and equipment are recorded upon disposal.

Other Assets – Software Development Costs

Other assets consist primarily of costs associated with software development of new product offerings and enhancements to existing and new applications. Development costs of computer software to be sold, leased or otherwise marketed are subject to capitalization beginning when a product’s technological feasibility has been established and ending when a product is available for general release to customers. As of December 31, 2020 and 2019, the balance sheet “Other assets” are under further development and have not been placed in service. During the years ended December 31, 2020 and December 31, 2020, approximately $0.4 million and $3.1 million of software developed were placed into service. Upon completion, the amounts remaining in “other assets” will be recorded in the appropriate asset category and amortized over their estimated useful lives.

Intangible Assets

Excluding goodwill, acquired intangible assets and internally developed software are amortized over their estimated useful lives. Acquired amortizing intangible assets are carried at cost, less accumulated amortization. Internally developed software costs are capitalized upon reaching technological feasibility. Amortization of acquired finite-lived intangible assets is computed over the estimated useful lives (5- 10 years) of the respective assets which is the shorter of the life of the asset or the period during which sales will be generated.

Goodwill

Goodwill is recorded when the purchase price paid for an acquisition exceeds the fair value of net identified tangible and intangible assets acquired. The Company performs an annual impairment test of goodwill and further periodic tests to the extent indicators of impairment develop between annual impairment tests. The Company’s impairment review process compares the fair value of the reporting unit to its carrying value, including the goodwill related to the reporting unit utilizing qualitative considerations. To determine the fair value of the reporting unit, the Company may use various approaches including an asset or cost approach, market approach or income approach or any combination thereof. These approaches may require the Company to make certain estimates and assumptions including future cash flows, revenue and expenses. These estimates and assumptions are reviewed each time the Company tests goodwill for impairment and are typically developed as part of the Company’s routine business planning and forecasting process. While the Company believes its estimates and assumptions are reasonable, variations from those estimates could produce materially different results.

During the year ended December 31, 2020, the Company recorded an impairment loss of approximately $1.0 million, associated with goodwill at one of its reporting units. As a result of the current pandemic and its potential impact on future results, the Company updated its reporting unit projections, and it indicated a goodwill impairment as the carrying value may not be recovered as revenue assumptions and related revenue were revised downward.

During the year ended December 31, 2019, the Company updated our projections associated with our reporting units and these indicated that the carrying value may not be recovered as revenue assumptions were not met. The goodwill impairment loss for the year ended December 31, 2019 was approximately $1,517,000 across the three reporting units.

The fair value of the reporting unit in both years was determined using discounted cash flow.

Stock-based compensation

The Company has accounted for stock-based compensation under the provisions of FASB ASC 718 – “Stock Compensation” which requires the use of the fair-value based method to determine compensation for all arrangements under which employees and others receive shares of stock or equity instruments (stock options and common stock purchase warrants). For employee awards, the fair value of each stock option award is estimated on the date of grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. For non-employees, the fair value of each stock option award is estimated on the measurement date using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. For non-employees, the Company utilizes the graded vesting attribution method under which the entity treats each separately vesting portion (tranche) as a separate award and recognizes compensation cost for each tranche over its separate vesting schedule. Expected volatilities are based on historical volatility of peer companies and other factors estimated over the expected term of the stock options. For employee awards, the expected term of options granted is derived using the “simplified method” which computes expected term as the average of the sum of the vesting term plus the contract term. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term.

The Company adopted, as of January 1, 2019, the requirements of ASU 2018-07 which simplified the accounting for share-based payments granted to non-employees for share based payments granted to non-employees for goods and services. Under the ASU, most of the guidance on such payments to non-employees were aligned with the share-based payments granted to employees. The Company determined on the date of adoption that the impact was not significant.

Impairment of Long-Lived Assets

Long-lived assets, including intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset.

If the carrying amount of an asset exceeds its undiscounted estimated future cash flows, an impairment review is performed. An impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Generally, fair value is determined using valuation techniques such as expected discounted cash flows or appraisals, as appropriate. Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated or amortized. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

During the year ended December 31, 2020, the Company recorded an impairment on intangible assets of approximately $0.3 million at one reporting unit. The current projection indicated the carrying value of the intangible assets was in excess of its estimated recoverable value.

During the year ended December 31, 2019, the Company impaired intangible assets related to developed software of approximately $155,000 as the assets were no longer being utilized for commercial purposes.

Research and Development Costs

Research and development costs consist of expenditures for the research and development of new products and technology. These costs are primarily expenses to incurred to perform research projects and develop technology for the Company’s products. Research and development costs are expensed as incurred.

Net Loss per Common Share

The Company computes net loss per share in accordance with FASB ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the statement of operations. Basic EPS is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible notes and stock warrants, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options, warrants and conversion of convertible notes. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive. The following potentially dilutive securities were excluded from the calculation of diluted loss per share for the years ended December 31, 2020 and 2019 because their effect was antidilutive:

	2020	2019
Convertible notes payable	1,267,661	179,126
Stock options	5,645,802	3,646,667
Warrants	1,823,234	1,575,108
	8,736,697	5,400,901

Foreign Currency Translation

The assets, liabilities and results of operations of certain of Ipsidy’s subsidiaries are measured using their functional currency which is the currency of the primary foreign economic environment in which they operate. Upon consolidating these subsidiaries with Ipsidy, the applicable assets and liabilities are translated to US dollars at currency exchange rates as of the applicable dates and their revenues and expenses are translated at the weighted average currency exchange rates during the applicable reporting periods. Translation adjustments resulting from the process of translating these subsidiaries’ financial statements are reported in other comprehensive loss in the accompanying consolidated statements of comprehensive loss.

Fair Value of Financial Instruments

The Company is required to disclose fair value information about financial instruments when it is practicable to estimate that value. The carrying amounts of the Company’s cash, accounts receivable, other receivables, accounts payable, accrued expenses, and other current liabilities approximate their estimated fair value due to the short-term maturities of these financial instruments and because related interest rates offered to the Company approximate current rates. The fair value of the Company’s notes payable is approximately $493,000 which reflects its carrying value as of December 31, 2020. The fair value of the Company’s convertible notes payable is $6,355,000, which differs from the carrying value of approximately $5,801,000 at December 31, 2020 because of the debt discounts as discussed in Note 7.

Reverse Stock Split

At the Annual Meeting of stockholders of the Company held on March 22, 2021, the stockholder’s approved an amendment to our certificate of incorporation to effect a reverse stock split at a ratio not less than 1-for-2 and not greater than 1-for-50, with the exact ratio to be set within that range at the discretion of our board of directors before December 31, 2021

On June 14, 2021 (the “Effective Time”), Ipsidy Inc. (“the Company”) completed a 1-for-30 reverse stock split of its common stock, par value $0.0001 per share (“Common Stock”), as previously authorized at the Stockholders’ Annual Meeting. Pursuant to the reverse stock split, at the Effective Time, every 30 issued shares of Common Stock were automatically combined into one share of Common Stock without any change in the par value per share.

The par value of the Company’s common stock was unchanged at $0.0001 per share after the reverse stock split. As a result, on the effective date of the reverse stock split, the stated capital on the Company’s balance sheet attributable to common stock was reduced proportionately based on the reverse stock split ratio of one-for-thirty and the additional paid-in capital account was credited with the amount by which the stated capital was reduced.

After the reverse stock split, net income or loss per share, and other per share amounts were increased because there are fewer shares of the Company’s common stock outstanding.

The financial statements, net income or loss per share and other per share amounts for periods ending before the reverse stock split were recast to give retroactive effect to the reverse stock split.

Recently Issued Accounting Pronouncements Not Yet Adopted

In August the FASB issued a new standard (ASU 2020-06) to reduce the complexity of accounting for convertible debt and other equity-linked instruments. For certain convertible debt instruments with a cash conversion feature, the changes are a trade-off between simplifications in the accounting model (no separation of an “equity” component to impute a market interest rate, and simpler analysis of embedded equity features) and a potentially adverse impact to diluted EPS by requiring the use of the if-converted method. The new standard will also impact other financial instruments commonly issued by both public and private companies. For example, the separation model for beneficial conversion features is eliminated simplifying the analysis for issuers of convertible debt and convertible preferred stock. Also, certain specific requirements to achieve equity classification and/ or qualify for the derivative scope exception for contracts indexed to an entity’s own equity are removed, enabling more freestanding instruments and embedded features to avoid mark-to-market accounting. The new standard is effective for companies that are SEC filers (except for Smaller Reporting Companies) for fiscal years beginning after December 15, 2021 and interim periods within that year, and two years later for other companies. Companies can early adopt the standard at the start of a fiscal year beginning after December 15, 2020. The standard can either be adopted on a modified retrospective or a full retrospective basis. The Company is currently reviewing the newly issued standard and does not believe it will materially impact the Company.

See Notes 6 and 7 for additional information on indebtedness outstanding as of December 31, 2020.